Distribution of Income from operations, including Restructuring, by Geographical Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Income from operations	$ 311,694	$ 281,536	$ 202,350
Ireland
Segment Reporting Information [Line Items]
Income from operations	216,149	189,035	138,185
Rest Of Europe
Segment Reporting Information [Line Items]
Income from operations	34,200	38,166	14,481
United States
Segment Reporting Information [Line Items]
Income from operations	41,348	45,320	39,058
Other
Segment Reporting Information [Line Items]
Income from operations	$ 19,997	$ 9,015	$ 10,626